Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Commitment of Foreign Currency Forward Contracts

As at December 31, 2012, the Company was committed to the following foreign currency forward contracts:

			Fair Value /Carrying Amount
	Contract Amount in Foreign Currency (millions)	Average Forward Rate (1)	of Asset (Liability)		Expected Maturity
			Hedge	Non-hedge	2013
			$	$	$
			(in millions of U.S. Dollars)		(in millions of U.S. Dollars)
Norwegian Kroner	201.0	5.93	—	2.1	33.9
Euro	9.8	0.76	—	(0.1)	13.0
Canadian Dollar	9.3	1.01	0.2	—	9.2
British Pound	11.3	0.64	0.3	0.4	17.6

			0.5	2.4	73.7

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at December 31, 2012, the Company was committed to the following cross currency swaps:

	Notional Amount	Notional Amount	Floating Rate Receivable		Floating Rate Payable			Fair Value / Carrying Amount of Asset /
Maturity			Reference		Reference		Fixed Rate
Date	NOK	USD	Rate	Margin	Rate	Margin	Payable	Liability
2013	600,000	98,500	NIBOR	4.75%	LIBOR	5.04%	(1)	9,890
2015	700,000	122,800	NIBOR	4.75%			5.52%	3,075
2017	600,000	101,400	NIBOR	5.75%			7.49%	3,545
2017	700,000	125,000	NIBOR	5.25%			6.88%	(2,624)

								13,886

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at December 31, 2012, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,170,273	(515,124)	7.9	4.1
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	98,500	(782)	0.9	1.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,260	165,688	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	341,382	(41,329)	11.5	3.1

		4,492,295	(502,137)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2012, ranged from 0.3% to 4.25%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	The floating LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Company’s related interest rate effectively floats at LIBOR reduced by 2.38%.
(5)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 258.8 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

As at December 31, 2011
Derivatives designated as a cash flow hedge:
Foreign currency contracts	1,551	28	—	(1,192)	(264)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,592	3	—	(6,248)	(832)
Interest rate swap agreements	15,608	139,651	(24,750)	(109,897)	(568,446)
Cross currency swap agreements	1,576	875	225	—	—
Foinaven embedded derivative	3,385	—	—	—	—

	24,712	140,557	(24,525)	(117,337)	(569,542)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency contracts designated and qualifying as cash flow hedges that was recognized in (1) accumulated other comprehensive income (loss) (or AOCI), (2) recorded in accumulated other comprehensive income (loss) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Loss			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
2,412	—	—	Vessel operating expenses	2,007	918	(568)	Vessel operating expenses
	1,436	(660)	General and administrative expenses		4,636	(223)	General and administrative expenses

2,412	1,436	(660)		2,007	5,554	(791)

Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion

(3,559)	(680)	(3,473)	Vessel operating expenses
	(2,360)	(1,402)	General and administrative expenses

(3,559)	(3,040)	(4,875)

Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments

The effect of the (loss) gain on derivatives not designated as hedging instruments in the statements of loss are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(123,277)	(132,931)	(154,098)
Interest rate swap agreement amendments	—	(149,666)	—
Foreign currency forward contracts	1,155	9,965	(2,274)
Forward freight agreements and bunker fuel swap contracts	—	36	(7,914)
Foinaven embedded derivative	11,452	—	—

	(110,670)	(272,596)	(164,286)

Unrealized gains (losses) relating to:
Interest rate swap agreements	26,770	(58,405)	(146,780)
Foreign currency forward contracts	6,933	(11,399)	6,307
Forward freight agreements and bunker fuel swap contracts	—	—	(108)
Foinaven embedded derivative	(3,385)	(322)	5,269

	30,318	(70,126)	(135,312)

Total realized and unrealized losses on derivative instruments	(80,352)	(342,722)	(299,598)

Effect of Gain (Loss) on Cross Currency Swaps

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of loss. The effect of the gain (loss) on cross currency swaps on the consolidated statements of loss is as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Realized gains	3,628	2,881	198
Unrealized gains (losses)	10,715	(1,583)	4,034

Total realized and unrealized gains on cross currency swaps	14,343	1,298	4,232